Accrued Pension And Severance Costs (Schedule Of Estimated Future Benefit Payments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
2013	¥ 803
2014	915
2015	934
2016	1,019
2017	1,136
2018 through 2022	8,281
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
2013	59
2014	66
2015	85
2016	100
2017	119
2018 through 2022	¥ 1,251